Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock and Additional Paid In Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 877,299	$ 69	$ (75,020)	$ 802,348
Balance, shares at Dec. 31, 2022	94,012,752
Share-based compensation expense	$ 5,221			5,221
Vesting of restricted share units	$ (197)			(197)
Vesting of restricted share units, shares	983,645
Other
Other, shares
Net income (loss)			10,319	10,319
Balance at Sep. 30, 2023	$ 882,323	69	(64,701)	817,691
Balance, shares at Sep. 30, 2023	94,996,397
Balance at Jun. 30, 2023	$ 880,795	69	(79,432)	801,432
Balance, shares at Jun. 30, 2023	94,904,147
Share-based compensation expense	$ 1,528			1,528
Vesting of restricted share units
Vesting of restricted share units, shares	92,250
Other
Other, shares
Net income (loss)			14,731	14,731
Balance at Sep. 30, 2023	$ 882,323	69	(64,701)	817,691
Balance, shares at Sep. 30, 2023	94,996,397
Balance at Dec. 31, 2023	$ 883,865	69	(62,440)	821,494
Balance, shares at Dec. 31, 2023	94,996,397
Share-based compensation expense	$ 3,568			3,568
Vesting of restricted share units	$ (163)			(163)
Vesting of restricted share units, shares	533,145
Other	$ (824)			(824)
Other, shares	(82,331)
Net income (loss)			49,473	49,473
Balance at Sep. 30, 2024	$ 886,446	69	(12,967)	873,548
Balance, shares at Sep. 30, 2024	95,447,211
Balance at Jun. 30, 2024	$ 884,904	69	(33,585)	851,388
Balance, shares at Jun. 30, 2024	95,408,453
Share-based compensation expense	$ 1,542			1,542
Vesting of restricted share units
Vesting of restricted share units, shares	38,758
Other
Other, shares
Net income (loss)			20,618	20,618
Balance at Sep. 30, 2024	$ 886,446	$ 69	$ (12,967)	$ 873,548
Balance, shares at Sep. 30, 2024	95,447,211